Other Financial Assets - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 GBP (£)
Disclosure of financial assets [line items]
Other financial assets	$ 175	$ 169
Cash flows from (used in) decrease (increase) in restricted cash and cash equivalents	3	16
Debt Instrument Face Amount	4
Utilisation, Allowance account for credit losses of financial assets	8	7
Acquired Asset [Member]
Disclosure of financial assets [line items]
Utilisation, Allowance account for credit losses of financial assets	4
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	0
Other Financial Asset [Member]
Disclosure of financial assets [line items]
Other financial assets	61	$ 66
Trade deposits and loans [member]
Disclosure of financial assets [line items]
Proceeds From Restricted Deposits	$ 6
United Kingdom [member]
Disclosure of financial assets [line items]
Bank accounts pledged as security | £			£ 31